Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement [Line Items]
Net Income	$ 13,537	$ 7,754
Other Comprehensive Income (Loss), net of taxes (Note 22)
Reclassification to earnings of (gains) during the year	(11)	(43)
Other comprehensive income net of tax OCI debt financial assets	(531)	(204)
Net change in unrealized gains (losses) on cash flow hedges
(Losses) on derivatives designated as cash flow hedges arising during the year	(4,999)	(1,380)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges during the year	(315)	(414)
Other comprehensive income net of tax cash flow hedges	(5,314)	(1,794)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations	3,202	(2,207)
Unrealized gains (losses) on hedges of net foreign operations	(332)	496
Reclassification to earnings of net losses related to divestitures (Note 10)	29
Other comprehensive income, net of taxes, translation of net foreign operations	2,899	(1,711)
Items that will not be reclassified to net income
Unrealized gains on fair value through OCI equity securities arising during the year	1	20
Gains on remeasurement of pension and other employee future benefit plans	659	923
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	1,282	(196)
Items that will not be reclassified to net income	1,942	747
Other Comprehensive (Loss), net of taxes (Note 22)	(1,004)	(2,962)
Total Comprehensive Income	12,533	4,792
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes (Note 22)
Unrealized (losses) on fair value through OCI debt securities arising during the year	$ (520)	$ (161)